Securities (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule of securities with unrealized losses
Less than 12 Months Fair Value	$ 5,431	$ 11,822
Less than 12 Months Unrealized Losses	(34)	(59)
12 Months or Longer Fair Value	593	844
12 Months or Longer Unrealized Losses	(1)	(63)
Total Fair Value	6,024	12,666
Total Unrealized Losses	(35)	(123)
Mortgage-backed securities [Member]
Schedule of securities with unrealized losses
Less than 12 Months Fair Value	5,202	11,321
Less than 12 Months Unrealized Losses	(33)	(55)
12 Months or Longer Fair Value	342	844
12 Months or Longer Unrealized Losses		(63)
Total Fair Value	5,544	12,165
Total Unrealized Losses	(33)	(118)
State and political subdivisions [Member]
Schedule of securities with unrealized losses
Less than 12 Months Fair Value	229	501
Less than 12 Months Unrealized Losses	(1)	(4)
12 Months or Longer Fair Value	251
12 Months or Longer Unrealized Losses	(1)
Total Fair Value	480	501
Total Unrealized Losses	$ (2)	$ (4)